UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $1,357,424 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102    13020  1139067 SH       SOLE                  1139067        0        0
AETNA INC NEW                  COM              00817Y108    19631   466400 SH       SOLE                   466400        0        0
ANADARKO PETE CORP             COM              032511107    85945  1363564 SH       SOLE                  1363564        0        0
BELO CORP                      COM SER A        080555105    60200  5695345 SH       SOLE                  5695345        0        0
BFC FINL CORP                  CL A             055384200     5808  4800000 SH       SOLE                  4800000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    47946  2237350 SH       SOLE                  2237350        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    27084   650430 SH       SOLE                   650430        0        0
CARE INVESTMENT TRUST INC      COM              141657106    62876  5959801 SH       SOLE                  5959801        0        0
CHART INDS INC                 COM PAR $0.01    16115Q308     6639   196200 SH       SOLE                   196200        0        0
CHEMTURA CORP                  COM              163893100    95792 13050621 SH       SOLE                 13050621        0        0
CITADEL BROADCASTING CORP      COM              17285T106    16394  9875727 SH       SOLE                  9875727        0        0
CITIGROUP INC                  PUT              172967951    33750  1500000 SH  PUT  SOLE                  1500000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    41647  1425303 SH       SOLE                  1425303        0        0
DANA HOLDING CORP              COM              235825205     3256   325600 SH       SOLE                   325600        0        0
FBR CAPITAL MARKETS CORP       COM              30247C301     1015   150325 SH       SOLE                   150325        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691    22900  1000000 SH       SOLE                  1000000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    10583   463768 SH       SOLE                   463768        0        0
HARTE-HANKS INC                COM              416196103    82958  6068602 SH       SOLE                  6068602        0        0
JANUS CAP GROUP INC            COM              47102X105    12627   542619 SH       SOLE                   542619        0        0
LIBERTY GLOBAL INC             COM SER C        530555309   167642  5161389 SH       SOLE                  5161389        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    27035   793280 SH       SOLE                   793280        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    20106   888071 SH       SOLE                   888071        0        0
LORAL SPACE & COMMUNICATNS L   COM              543881106     2635   110509 SH       SOLE                   110509        0        0
MARSH & MCLENNAN COS INC       COM              571748102    18431   756937 SH       SOLE                   756937        0        0
MCGRAW HILL COS INC            COM              580645109    29442   796816 SH       SOLE                   796816        0        0
MGIC INVT CORP WIS             COM              552848103    11756  1116430 SH       SOLE                  1116430        0        0
MYLAN INC                      PFD CONV         628530206    41584    48110 SH       SOLE                    48110        0        0
NRG ENERGY INC                 COM NEW          629377508    62556  1604406 SH       SOLE                  1604406        0        0
PROGRESSIVE CORP OHIO          COM              743315103    14987   932600 SH       SOLE                   932600        0        0
R H DONNELLEY CORP             COM NEW          74955W307    16299  3221174 SH       SOLE                  3221174        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109    32288  3623836 SH       SOLE                  3623836        0        0
SMITH INTL INC                 COM              832110100    54031   841209 SH       SOLE                   841209        0        0
SYBASE INC                     COM              871130100    38987  1482377 SH       SOLE                  1482377        0        0
SYNOPSYS INC                   COM              871607107    67451  2970120 SH       SOLE                  2970120        0        0
TIME WARNER CABLE INC          CL A             88732J108    45393  1817184 SH       SOLE                  1817184        0        0
VIRGIN MEDIA INC               COM              92769L101    38692  2749940 SH       SOLE                  2749940        0        0
WADDELL & REED FINL INC        CL A             930059100    18038   561420 SH       SOLE                   561420        0        0